The Prudential Series Fund
655 Broad Street, 17th Floor South
Newark, New Jersey 07102

May 31, 2016

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Prudential Series Fund: Form N-1A

Post-Effective Amendment No. 73 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 76 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 002-80896

Investment Company Act No. 811-03623

Dear Sir or Madam:

On behalf of The Prudential Series Fund (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 73 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 76 to the Registration Statement under the 1940 Act (the “Amendment”). The Trust is filing the Amendment on behalf of its series, the Money Market Portfolio (the Portfolio).

The Board of Trustees of the Trust recently approved a repositioning of the Portfolio from a money market fund that invests in prime money market securities to a government money market fund (as defined under the amendments to Rule 2a-7 under the 1940 Act approved by the U.S. Securities and Exchange Commission on July 23, 2014) which invests at least 99.5% or more of its assets in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities (the “Repositioning”).

It is currently expected that the Repositioning will be implemented on or about September 12, 2016. This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to amend the Trust’s Registration Statement in order to reflect the Portfolio’s new investment policies and strategies and to rename the Portfolio as the “Government

Money Market Portfolio,” both in connection with the Repositioning. The Portfolio’s subadviser and overall investment objective will not change as part of the Repositioning.

The Trust intends to file a subsequent post-effective amendment on or before August 1, 2016 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith. The Amendment will go effective on August 1, 2016 and so we would appreciate receiving the Staff’s comments, if possible, on or about July 20, 2016.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at (973) 802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan Shain

Vice President & Corporate Counsel